Submission	May 28, 2026
Submission [Line Items]
Central Index Key	0001820872
Registrant Name	Global Business Travel Group, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES